Financial Instruments	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, long-term investments, and accounts receivable, net as well as obligations under accounts payable, trade, notes payable and long-term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable, net, accounts payable, trade and notes payable approximate fair value. The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2013	2012
Carrying value of long-term debt (excluding capital leases)	$1,498,025	$1,728,983
Estimated fair value of long-term debt (excluding capital leases)	1,654,886	2,005,887
The fair value of long-term debt was estimated using discounted cash flow analyses based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
The Company utilizes derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges, to manage foreign currency transaction and translation risk. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.
The Company's Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company's net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.
Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Derivatives consist of forward exchange, costless collar and cross-currency swap contracts the fair value of which is calculated using market observable inputs including both spot and forward prices for the same underlying currencies. The fair value of the cross-currency swap contracts is calculated using a present value cash flow model that has been adjusted to reflect the credit risk of either the Company or the counterparty.
Gains or losses on derivatives that are not hedges are adjusted to fair value through the cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2013	2012
Net investment hedges
Cross-currency swap contracts	Other liabilities	$22,438	$2,008
Cash flow hedges
Costless collar contracts	Accounts receivable	1,422	2,466
Forward exchange contracts	Accounts receivable	41	1,887
Costless collar contracts	Other accrued liabilities	953	552

The fair values at June 30, 2013 and 2012 are classified within Level 2 of the fair value hierarchy. There are no other financial assets or liabilities that are marked to market on a recurring basis. Fair values are transferred between levels of the fair value hierarchy when facts and circumstances indicate that a change in the method of estimating the fair value of a financial asset or financial liability is warranted.

The cross-currency swap contracts have been designated as hedging instruments. The forward exchange and costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2013	2012	2011
Forward exchange contracts	$(1,821)	$(4,156)	$19,048
Costless collar contracts	502	5,111	(6,624)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2013	2012
Cross-currency swap contracts	$(12,622)	$21,359
Foreign denominated debt	4,743	22,039

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2013, 2012 and 2011.